Reclassifications from Accumulated Other Comprehensive Income (Loss) to Net Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net of other income (expense)	¥ 13,381		¥ (3,639)	¥ 3,896
Equity in net income (losses) of affiliates	(69,117)		(29,570)	(24,208)
Tax benefit (expense)	(307,979)		(323,059)	(391,798)
Net income	455,953		480,713	460,952
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(3,277)	[1]
Reclassification out of Accumulated Other Comprehensive Income | Unrealized holding gains (losses) on available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net of other income (expense)	(492)	[1]
Equity in net income (losses) of affiliates	657	[1]
Pre-tax amount	165	[1]
Tax benefit (expense)	(81)	[1]
Net income	84	[1]
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gains (losses) on cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity in net income (losses) of affiliates	(92)	[1]
Pre-tax amount	(92)	[1]
Tax benefit (expense)	33	[1]
Net income	(59)	[1]
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net of other income (expense)	(6)	[1]
Equity in net income (losses) of affiliates	(9,483)	[1]
Pre-tax amount	(9,489)	[1]
Tax benefit (expense)	3,479	[1]
Net income	(6,010)	[1]
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net periodic pension cost	4,218	[1],[2]
Pre-tax amount	4,218	[1]
Tax benefit (expense)	(1,510)	[1]
Net income	¥ 2,708	[1]

[1]	Amounts in parentheses indicate decreased effects on net income.
[2]	Amounts reclassified out of pension liability adjustment are included in the computation of net periodic pension cost. See Note 15 "Employees' retirement benefits" for additional details.